Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of inventories [abstract]
Raw materials, components, consumables and manufacturing work in progress	kr 7,484		kr 4,015
Finished products and goods for resale	9,667		9,273
Contract work in progress	12,104		12,259
Inventories, net	kr 29,255	kr 25,547	kr 25,547	kr 31,618	kr 28,605